Note 12 - Exploration Costs - Exploration Costs Expensed (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Exploration costs	$ 259	$ 498
UNITED STATES
Exploration costs	194	271
MONGOLIA
Exploration costs	41	189
Other [Member]
Exploration costs	$ 24	$ 38